Cover	May 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	333-252500
Entity Registrant Name	Intelligent Hotel Group Ltd
Entity Central Index Key	0001794276
Entity Tax Identification Number	61-1948707
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No.1002
Entity Address, Address Line Two	Block 2, No.5, Annex 5, No.188
Entity Address, Address Line Three	Beizhan East Road, Shapingba District
Entity Address, City or Town	Chongqing
Entity Address, Country	CN
Entity Address, Postal Zip Code	400030
City Area Code	(+86)
Local Phone Number	15016720830
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	YCQH Agricultural Technology Co. Ltd